PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2022	2021
Government authorities	$88,790	$93,505
Interest receivable	869	4,992
Prepaid expenses	95,088	76,709
Other	20,007	9,398
	$204,754	$184,604